Financial Instruments and Risk Management (Effect of Derivative Instruments on the Consolidated Statements of Operations Derivatives Not Designated as Hedging Instruments) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ (78.3)	$ 2.2	$ (8.4)
Foreign currency forward contracts | Other expense (income), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	(78.3)		(8.4)
Foreign currency forward contracts | Other expense (income), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives		2.2
Cash conversion feature of Cash Convertible Notes | Other expense (income), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	(550.2)	(667.0)	(176.3)
Purchased cash convertible note hedge | Other expense (income), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 550.2	$ 667.0	$ 176.3